Common Stock	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Common Stock [Text Block]
8. Common Stock

The Company is authorized to issue a total of 210,000,000 of shares of stock, of which 200,000,000 shares are designated Common Stock and 10,000,000 shares are designated Preferred Stock.

Common Stock – par value of $.0001 per share with one vote in respect of each share held. Holders of Common Stock do not have cumulative voting rights. The members of the Board are elected by the affirmative vote of the holders of a majority of the Company’s outstanding Common Stock. Common Stock issues during 2013 are as follows:

	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Value of Services Obtained	Par Value	Additional Paid in Capital (1)
December 31, 2012 Balance	31,879,247	$.0001	Various	$37,467,400	$529,138	$3,188	$37,993,350
Issuance of stock (2)	21,164,846.0001		0.50	10,582,423	-	2,116	10,580,307
Issuance of stock (3)	575,000.0001		0.50	-	287,500	57	287,443
Issuance of stock (3)	6,247.0001		2.00	-	12,494	1	12,493
Issuance of stock (4)	527,500.0001		Various	-	-	53	(53)
Issuance of stock (5)	11,289,895.0001		0.50	5,644,948	-	1,130	5,643,818
Total December 31, 2013	65,442,735			$53,694,771	$829,132	$6,545	$54,517,358
(1) Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
(2) Of the shares issued, 10,897,946 shares contained an anti-dilution provision expiring five years from date of issuance, 10,218,900 shares contained an anti-dilution provision that expired on 12/31/2013, and 48,000 shares did not contain an anti-dilution provision.

(3) Shares issued for services performed.
(4) Shares issued under anti-dilution provision.
(5) Shares issued upon the conversion of convertible debentures. Of the total shares issued, 4,626,696 shares contained an anti-dilution provision expiring five years from date of issuance while 6,663,199 shares did not contain an anti-dilution provision.

Common Stock issues during 2014 are as follows:

Common Stock	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Value of Services Obtained	Par Value	Additional Paid in Capital (1)
December 31, 2013 Balance	65,442,735.0001		Various	$53,694,771	$829,132	$6,545	$54,517,358
Issuance of stock (2)	1,112,348.0001		Various	-	985,541	111	985,430
Stock options exercised (3)	25,000.0001		$0.55	13,750	-	2	13,748
Stock warrants exercised (4)	8,517.0001		$1.77	-	-	1	(1)
Total December 31, 2014	65,588,600			$53,708,521	$1,814,673	$6,659	$55,516,535
(1) Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
(2) Shares issued for services performed and does not contain an anti-dilution provision
(3) Shares issued for exercised stock options and does not contain an anti-dilution provision
(4) Shares issued under cashless stock warrant exercise and does not contain an anti-dilution provision